Loans - Schedule of Principal Balance Outstanding in Past Due Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Residential real estate
Total Past Due	$ 7,834	$ 8,530
Total	329,418	335,152
Pass	322,660	327,184
Special Mention	672	797
Substandard	6,086	7,171
Doubtful
Land [Member]
Residential real estate
Total Past Due		55
Total	1,508	964
Pass	1,480	936
Special Mention
Substandard	28	28
Doubtful
Farm [Member]
Residential real estate
Total Past Due
Total	3,023	1,169
Pass	3,023	1,169
Special Mention
Substandard
Doubtful
Nonresidential real estate [Member]
Residential real estate
Total Past Due	1,729	840
Total	31,698	34,308
Pass	30,195	32,253
Special Mention	576	130
Substandard	927	1,925
Doubtful
Commercial and Industrial [Member]
Residential real estate
Total Past Due		4
Total	691	700
Pass	691	700
Special Mention
Substandard
Doubtful
One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	5,418	6,444
Total	251,338	256,216
Pass	246,533	250,485
Special Mention	96	667
Substandard	4,709	5,064
Doubtful
Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	246
Total	15,505	15,815
Pass	15,505	15,815
Special Mention
Substandard
Doubtful
Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	418
Total	9,314
Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Total	813	819
Pass	813	819
Special Mention
Substandard
Doubtful
Home equity [Member] | Consumer and other [Member]
Residential real estate
Total Past Due		28
Total	14,643	10,644
Pass	14,643	10,490
Special Mention
Substandard		154
Doubtful
Automobile [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Total	134	117
Pass	134
Special Mention
Substandard
Doubtful
Unsecured [Member] | Consumer and other [Member]
Residential real estate
Total Past Due	23	14
Total	751	585
Pass	620	585
Special Mention
Substandard	131
Doubtful
Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due		1,145
Total		13,815
Pass	9,023	13,815
Special Mention
Substandard	291
Doubtful
Automobile [Member] | Consumer and other [Member]
Residential real estate
Pass		117
Special Mention
Substandard
Doubtful
30-59 Days Past Due [Member]
Residential real estate
Total Past Due	5,585	6,515
30-59 Days Past Due [Member] | Land [Member]
Residential real estate
Total Past Due		55
30-59 Days Past Due [Member] | Farm [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Nonresidential real estate [Member]
Residential real estate
Total Past Due	1,704	840
30-59 Days Past Due [Member] | Commercial and Industrial [Member]
Residential real estate
Total Past Due		4
30-59 Days Past Due [Member] | One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	3,731	4,517
30-59 Days Past Due [Member] | Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	127
30-59 Days Past Due [Member] | Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Home equity [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Automobile [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
30-59 Days Past Due [Member] | Unsecured [Member] | Consumer and other [Member]
Residential real estate
Total Past Due	23	14
30-59 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due		1,085
60-89 Days Past Due [Member]
Residential real estate
Total Past Due	958	907
60-89 Days Past Due [Member] | Land [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Farm [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Nonresidential real estate [Member]
Residential real estate
Total Past Due	25
60-89 Days Past Due [Member] | Commercial and Industrial [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	687	847
60-89 Days Past Due [Member] | Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	246
60-89 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Home equity [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Automobile [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Unsecured [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
60-89 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due		60
Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	1,291	1,108
Greater than 90 Days Past Due [Member] | Land [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Farm [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Nonresidential real estate [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Commercial and Industrial [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	1,000	1,080
Greater than 90 Days Past Due [Member] | Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due	291
Greater than 90 Days Past Due [Member] | Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Home equity [Member] | Consumer and other [Member]
Residential real estate
Total Past Due		28
Greater than 90 Days Past Due [Member] | Automobile [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Unsecured [Member] | Consumer and other [Member]
Residential real estate
Total Past Due
Greater than 90 Days Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Total Past Due
Loans Not Past Due [Member]
Residential real estate
Loans Not Past Due	321,584	326,662
Loans Not Past Due [Member] | Land [Member]
Residential real estate
Loans Not Past Due	1,508	909
Loans Not Past Due [Member] | Farm [Member]
Residential real estate
Loans Not Past Due	3,023	1,169
Loans Not Past Due [Member] | Nonresidential real estate [Member]
Residential real estate
Loans Not Past Due	29,969	33,468
Loans Not Past Due [Member] | Commercial and Industrial [Member]
Residential real estate
Loans Not Past Due	691	696
Loans Not Past Due [Member] | One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Loans Not Past Due	245,920	249,772
Loans Not Past Due [Member] | Multi-family [Member] | Residential Real Estate [Member]
Residential real estate
Loans Not Past Due	15,259	15,815
Loans Not Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Loans Not Past Due	8,896
Loans Not Past Due [Member] | Loans on deposits [Member] | Consumer and other [Member]
Residential real estate
Loans Not Past Due	813	819
Loans Not Past Due [Member] | Home equity [Member] | Consumer and other [Member]
Residential real estate
Loans Not Past Due	14,643	10,616
Loans Not Past Due [Member] | Automobile [Member] | Consumer and other [Member]
Residential real estate
Loans Not Past Due	134	117
Loans Not Past Due [Member] | Unsecured [Member] | Consumer and other [Member]
Residential real estate
Loans Not Past Due	$ 728	571
Loans Not Past Due [Member] | Construction [Member] | Residential Real Estate [Member]
Residential real estate
Loans Not Past Due		$ 12,670